Commitments	12 Months Ended
Dec. 31, 2020
Disclosure of Commitments [Abstract]
Commitments

NOTE 15 - Commitments

a)	The Company has a consulting agreement with an officer of the Company to provide management consulting services to the Company for an indefinite term. The agreement requires payment of $14,083 per month and subject to a provision for a two-year payout in the event of termination without cause and three-year payout in the event of a change in control.

b)	The Company has an employment agreement with an employee of the Company to provide exploration services to the Company for an indefinite term. The agreement requires payment of US$14,850 per month. Included in the agreement is a provision for a two-year payout in the event of a termination following a change in control.

c)	The Company has an employment agreement with a former officer of the Company to provide corporate secretarial and legal services to the Company for an indefinite term. The agreement requires payment of $19,167 per month. Included in the agreement is a provision for a two-year payout in the event of termination without cause or in the event of a change in control (Note 17b).

d)	The Company has two separate employment agreements with an officer and an employee of the Company to provide exploration services to the Company for an indefinite term. The agreements require total combined payments of US$31,875 per month. Included in each agreement is a provision for a one-year payout in the event of a termination following a change in control.

e)	The Company has an employment agreement with an officer and director of the Company to provide corporate management services to the Company for an indefinite term. The agreement requires payment of $36,667 per month. Included in the agreement is a provision for a twelve-month plus an additional one month payout for each full year of employment, up to a maximum of twenty four-month payout in the event of termination without cause. In addition, the agreement includes a provision of a twenty four-month payout in the event of termination within twelve months of a change in control.